The Company and Nature of Operations (Information of Subsidiaries and VIEs) (Tables)	12 Months Ended
Dec. 31, 2020
THE COMPANY AND NATURE OF OPERATIONS [Abstract]
Information of all subsidiaries and VIEs

Name of Entity	Date of Incorporation/Acquisition	Place of Incorporation/ Acquisition	Effective Interest held
Subsidiaries:
For Sohu:
Sohu.com (Hong Kong) Limited (“Sohu HK”)	Incorporated on April 19, 2000	Hong Kong	100%
Beijing Sohu New Era Information Technology Co., Ltd. (“Sohu Era”)	Incorporated on July 25, 2003	People’s Republic of China	100%
Sohu.com (Search) Limited (“Sohu Search”)	Incorporated on October 28, 2005	Cayman Islands	100%
Beijing Sohu New Media Information Technology Co., Ltd. (“Sohu Media”)	Incorporated on June 19, 2006	People’s Republic of China	100%
Sohu.com (Game) Limited (“Sohu Game”)	Incorporated on February 11, 2008	Cayman Islands	100%
Beijing Sohu New Momentum Information Technology Co., Ltd. (“Sohu New Momentum”)	Incorporated on May 31, 2010	People’s Republic of China	100%
Fox Video Limited (“Sohu Video”)	Incorporated on July 26, 2011	Cayman Islands	100%
Fox Information Technology (Tianjin) Limited (“Video Tianjin”)	Incorporated on November 17, 2011	People’s Republic of China	100%
Sohu Focus Limited (“Sohu Focus”)	Incorporated on July 11, 2013	Cayman Islands	100%
For Changyou:
Changyou.com Limited (“Changyou”)	Incorporated on August 6, 2007	Cayman Islands	100%
Changyou.com (HK) Limited (“Changyou HK”)	Incorporated on August 13, 2007	Hong Kong	100%
Beijing AmazGame Age Internet Technology Co., Ltd. (“AmazGame”)	Incorporated on September 26, 2007	People’s Republic of China	100%
Beijing Changyou Gamespace Software Technology Co., Ltd. (“Gamespace”)	Incorporated on October 29, 2009	People’s Republic of China	100%
Changyou.com Korea LLC (“Changyou Korea”)	Incorporated on January 7, 2010	Korea	100%
Beijing Changyou Chuangxiang Software Technology Co., Ltd. (“Changyou Chuangxiang”)	Incorporated on November 8, 2016	People’s Republic of China	100%
For Sogou:
Sogou Inc. (“Sogou”)	Incorporated on December 23, 2005	Cayman Islands	34%
Sogou (BVI) Limited (“Sogou BVI”)	Incorporated on December 23, 2005	British Virgin Islands	34%
Beijing Sogou Technology Development Co., Ltd. (“Sogou Technology”)	Incorporated on February 8, 2006	People’s Republic of China	34%
Sogou Hong Kong Limited (“Sogou HK”)	Incorporated on December 12, 2007	Hong Kong	34%
Vast Creation Advertising Media Services Limited (“Vast Creation”)	Acquired on November 30, 2011	Hong Kong	34%
Beijing Sogou Network Technology Co., Ltd (“Sogou Network”)	Incorporated on March 29, 2012	People’s Republic of China	34%

Sogou (Shantou) Internet Microcredit Co., Ltd. (“Sogou Microcredit”)	Incorporated on November 22, 2017	People’s Republic of China	34%
Sogou (Hangzhou) Intelligent Technology Co., Ltd. (“Sogou Hangzhou”)	Incorporated on April 28, 2018	People’s Republic of China	34%
Shantou Ying Zhong Bai Fu Financing Guarantee Co., Ltd. (“Sogou Financing Guarantee”)	Incorporated on July 24, 2019	People’s Republic of China	34%
VIEs:
For Sohu:
Beijing Century High-Tech Investment Co., Ltd. (“High Century”)	Incorporated on December 28, 2001	People’s Republic of China	100%
Beijing Heng Da Yi Tong Information Technology Co., Ltd. (“Heng Da Yi Tong”)	Incorporated on February 7, 2002	People’s Republic of China	100%
Beijing Sohu Internet Information Service Co., Ltd. (“Sohu Internet”)	Incorporated on July 31, 2003	People’s Republic of China	100%
Beijing Sohu Donglin Advertising Co., Ltd. (“Donglin”)	Incorporated on May 17, 2010	People’s Republic of China	100%
Tianjin Jinhu Culture Development Co., Ltd (“Tianjin Jinhu”)	Incorporated on November 24, 2011	People’s Republic of China	100%
Beijing Focus Interactive Information Service Co., Ltd. (“Focus Interactive”)	Incorporated on July 15, 2014	People’s Republic of China	100%
For Changyou:
Beijing Gamease Age Digital Technology Co., Ltd. (“Gamease”)	Incorporated on August 23, 2007	People’s Republic of China	100%
Shanghai ICE Information Technology Co., Ltd. (“Shanghai ICE”)	Acquired on May 28, 2010	People’s Republic of China	100%
Beijing Guanyou Gamespace Digital Technology Co., Ltd. (“Guanyou Gamespace”)	Incorporated on August 5, 2010	People’s Republic of China	100%
For Sogou:
Beijing Sogou Information Service Co., Ltd.(“Sogou Information”)	Incorporated on December 28, 2005	People’s Republic of China	34%
Chengdu Easypay Technology Co., Ltd. (“Chengdu Easypay”)	Incorporated on January 19, 2015	People’s Republic of China	34%
Sohu’s Business
Brand Advertising Busines
s
Sohu’s main business is the brand advertising business, which offers to users, over Sohu’s matrices of Chinese language online media, various content, products and services across multiple Internet-enabled devices such as mobile phones, tablets and PCs. The majority of Sohu’s products and services are provided in China through Sohu Media Portal, Sohu Video and Focus.

•
Sohu Media Portal.
Sohu Media Portal is a leading online news and information provider in China. It provides users with access to comprehensive content through the mobile phone application Sohu News APP, the mobile portal m.sohu.com and www.sohu.com for PCs;

•	Sohu Video. Sohu Video is an online video content and service provider in China through the mobile phone application Sohu Video APP, tv.sohu.com and the PC video application ifox for PCs; and

•	Focus. Focus (www.focus.cn) is an online real estate information and services provider in China.
Revenues generated by the brand advertising business are classified as brand advertising revenues in the Sohu Group’s consolidated statements of comprehensive income.